Class A Ordinary Shares Subject to Possible Redemption (Tables)	9 Months Ended
Sep. 30, 2021
Class A Ordinary Shares Subject To Possible Redemption Disclosure [Abstract]
Summary of Class A Ordinary Shares Subject to Possible Redemption

As of September 30, 2021, Class A ordinary shares subject to possible redemption reflected on the balance sheet is reconciled on the following table:

Gross Proceeds	$311,163,050
Less:	—
Offering costs allocated to Class A shares subject to possible redemption	(17,138,390)
Proceeds allocated to Public Warrants at issuance	(5,948,230)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount	22,086,620
Class A ordinary shares subject to possible redemption	$311,163,050